Income And Mining Tax (Expense)/Benefit - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Open tax years	2009
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Open tax years	2012
Reopen assessments period	3 years
Period for possible tax assessments which may effect unrecognised tax benefits	12 months
Period for change in unrecognized tax benefits	12 months